SUP-0119-0116II

SANFORD C. BERNSTEIN FUND, INC.

Fixed-Income Municipal Portfolios — Short Duration Portfolios:

-Short Duration New York Municipal Portfolio

-Short Duration California Municipal Portfolio

-Short Duration Diversified Municipal Portfolio

Fixed-Income Municipal Portfolios — Intermediate Duration Portfolios:

-New York Municipal Portfolio

-California Municipal Portfolio

-Diversified Municipal Portfolio

Fixed-Income Taxable Portfolios:

-U.S. Government Short Duration Portfolio

-Short Duration Plus Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated January 28, 2016 to the Prospectus and Summary Prospectuses dated January 15, 2016 (the “Prospectuses”) of the Short Duration New York Municipal Portfolio, Short Duration California Municipal Portfolio, Short Duration Diversified Municipal Portfolio, New York Municipal Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, U.S. Government Short Duration Portfolio and Short Duration Plus Portfolio of Sanford C. Bernstein Fund, Inc.

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PORTFOLIO MANAGERS

The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for each Portfolio and reflects those persons responsible for day-to-day management of the Portfolio’s portfolio.

Short Duration New York Municipal Portfolio

Short Duration California Municipal Portfolio

Short Duration Diversified Municipal Portfolio

New York Municipal Portfolio

California Municipal Portfolio

Diversified Municipal Portfolio

Employee	Length of Service	Title
Fred S. Cohen	Since 1994	Senior Vice President of the Manager

R.B. (“Guy”) Davidson III	Since 1988	Senior Vice President of the Manager

Terrance T. Hults	Since 2002	Senior Vice President of the Manager

Matthew J. Norton	Since January 2016	Vice President of the Manager

U.S. Government Short Duration Portfolio

Employee	Length of Service	Title
Shawn E. Keegan	Since 2005	Senior Vice President of the Manager

Douglas J. Peebles	Since 2009	Senior Vice President of the Manager

Greg J. Wilensky	Since 2009	Senior Vice President of the Manager

Short Duration Plus Portfolio

Employee	Length of Service	Title
Michael S. Canter	Since January 2016	Senior Vice President of the Manager

Shawn E. Keegan	Since 2005	Senior Vice President of the Manager

Greg J. Wilensky	Since 2009	Senior Vice President of the Manager

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Short Duration New York Municipal Portfolio

Short Duration California Municipal Portfolio

Short Duration Diversified Municipal Portfolio

New York Municipal Portfolio

California Municipal Portfolio

Diversified Municipal Portfolio

The following replaces the fifth and sixth paragraphs and corresponding table in the section “Management of the Portfolios — Portfolio Managers” in the Prospectus, which relates to the Fixed-Income Municipal Portfolios.

The day-to-day management of, and investment decisions for, the Fixed-Income Municipal Portfolios are made by the Municipal Bond Investment Team. No one person is principally responsible for coordinating the Portfolios’ investments.

The following table lists the persons within the Municipal Bond Investment Team with the most significant responsibility for the day-to-day management of the Portfolios, the length of time that each person has been jointly and primarily responsible for the Portfolios, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Fred S. Cohen; since 1994; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2011, and Director of Municipal Bond Trading.

R.B. (“Guy”) Davidson III; since 1988; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2011, and Director of Municipal Bond Management.

Terrance T. Hults; since 2002; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2011.

Matthew J. Norton; since January 2016; Vice President of the Manager	Vice President of the Manager, with which he has been associated in a substantially similar capacity since prior to 2011.

U.S. Government Short Duration Portfolio

Short Duration Plus Portfolio

The following replaces the seventh and eighth paragraphs and corresponding table in the section “Management of the Portfolios — Portfolio Managers” in the Prospectus, which relates to the U.S. Government Short Duration Portfolio and Short Duration Plus Portfolio.

The day-to-day management of, and investment decisions for, the U.S. Government Short Duration Portfolio and Short Duration Plus Portfolio are made by the Manager’s U.S. Investment Grade: Liquid Markets Structured Products Investment Team. No one person is principally responsible for coordinating the Portfolios’ investments.

The following table lists the persons within the U.S. Investment Grade: Liquid Markets Structured Products Investment Team with the most significant responsibility for the day-to-day management of the Portfolios, the length of time that each person has been jointly and primarily responsible for the Portfolios, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Michael S. Canter*; since January 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2011, and Director of Securitized Assets.

Shawn E. Keegan; since 2005; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2011.

Douglas J. Peebles**; since 2009; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2011, and Chief Investment Officer and head of AB Fixed Income.

Greg J. Wilensky; since 2009; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2011, Director of U.S. Multi-Sector Fixed Income and Director of U.S. Inflation Linked Fixed Income.

*	Mr. Canter is not a portfolio manager of the U.S. Government Short Duration Portfolio as of the date of this Prospectus.
**	Mr. Peebles is not a portfolio manager of the Short Duration Plus Portfolio as of the date of this Prospectus.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SUP-0119-0116II